Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

February 24, 2016

Via EDGAR and Overnight Delivery

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. Separate Account LLVA, 1940 Act Registration No. 811-07661
Ameritas No-Load VA 6150, 1933 Act Registration No. 333-182091
Post-Effective Amendment No. 6 on Form N-4

Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

To Whom It May Concern:

We are submitting, pursuant to Rule 485(a), a Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVA ("Registrant" and "Separate Account"). The proposed effective date for this filing is May 1, 2016.

The Registrant requests selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

i.	Material provisions of this registration were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-182091 Post-Effective Amendment No. 4 filed under Rule 485(a) on February 25, 2015. Since that filing, one updating amendment was submitted under Rule 485(b). This Post-Effective Amendment No. 5 was filed on April 29, 2015.
ii.	Material changes in this Amendment are made to disclose a proposed substitution and changes to the Asset Allocation Program available in the Policy.
iii.	Changes from the last Rule 485(b) amendment for this Registration, as discussed below, are marked in redline in the courtesy copies of the prospectus and Statement of Additional Information ("SAI") for this Amendment, which are enclosed.
iv.	The prospectus and SAI are revised for material changes as follows:
a.	Pages 15 and 19. Added and revised text to disclose the proposed substitution of a government money market fund for another money market fund.
b.	Pages 20-24, 33-34, 59 and SAI Pages 1, 4-5. Revised text to disclose changes to the Asset Allocation Program, including (1) replacement of Ameritas Investment Partners, Inc. (an affiliate), with an unaffiliated investment adviser for development of the models, (2) that that the Asset Allocation Program will no longer undergo periodic updates, and (3) that the investment adviser will discontinue its role effective August 1, 2016. Deleted text no longer applicable to revised Asset Allocation Program.

Other changes made to the prospectus and SAI since the last amendment include:

A.	Pages 1 and 59 and SAI page 1. Dates are changed to indicate that this prospectus and SAI are planned to be effective May 1, 2016.
B.	Page 1. The list of variable investment options has been revised to reflect the current fund and portfolio names.
C.	Pages 5-9. The PORTFOLIO COMPANY OPERATING EXPENSES section has been revised to add new investment options and reflect that operating expenses for the year ending December 31, 2015, will be provided when available in a subsequent post-effective amendment. Footnotes to the section were also revised to reflect that the waivers column only includes waivers that are guaranteed for one year or more after the effective date of each respective fund prospectus.
D.	Page 9. The EXAMPLES OF EXPENSES section has been revised. The expenses will be provided in a subsequent post-effective amendment.
E.	Pages 12-14. The SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS chart has been revised to reflect the current fund and portfolio names, investment advisers, subadvisers and portfolio type/summary of investment objectives for the portfolios that serve as variable investment options.
F.	Page 39. The Distribution Section has been revised to reflect the distribution expenses for the policies.
G.	Pages 41-52. The Accumulation Unit Values have been revised so that year-end 2015 numbers can be added in a subsequent post-effective amendment.
H.	Pages 53, 54, 56 and 57. The Tax-Qualified Plan Disclosures section was updated for 2016 figures.
I.	Page 59 and SAI page 4. Deleted disclosure related to how to use the sec.gov website.
J.	SAI Page 1. Revised references to the independent auditor. Such information will be updated in a subsequent post-effective amendment.
K.	SAI Page 2. Revised disclosure relating to certain agreements, and payments related thereto, and updated figures for 2015.
L.	Minor corrections were made on prospectus pages 5, 18, 27 and 55.

We acknowledge: that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Separate Account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure

Cc: Joyce Pickholz

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549